SCHEDULE - UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Revenue	$ 9,805,037	$ 10,101,647	$ 11,089,528
Cost of revenues	(7,564,622)	(7,786,717)	(8,729,856)
Selling and marketing expenses	(1,015,819)	(385,513)	(606,927)
General and administrative expense	(9,230,797)	(703,233)	(798,233)
Impairment of long-lived assets	(1,250,000)	0	0
Research and development expenses	(1,678,110)	(2,515,015)	(567,809)
Bargain purchase gain	139,724
Gain on fair value change of derivative liability	33,348
Net (loss) income attributable to shareholders	(10,824,582)	(1,477,813)	162,229
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	(18,522)	66,618	(29,439)
Comprehensive (loss) income attributable to shareholders	(10,843,104)	(1,411,195)	132,790
Parent | Reportable Legal Entities
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Revenue	697,651	650,000
Cost of revenues	(438,774)	(320,000)
Selling and marketing expenses	(487,500)
General and administrative expense	(6,813,926)	(6,461)
Impairment of long-lived assets	(1,250,000)
Research and development expenses	(706,000)
Finance income	11,087	4
Finance expense	(149,179)
Bargain purchase gain	139,724
Gain on fair value change of derivative liability	33,348
Equity in (loss) earnings of subsidiaries	(1,861,013)	(1,801,356)	162,229
Net (loss) income attributable to shareholders	(10,824,582)	(1,477,813)	162,229
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments	(18,522)	66,618	(29,439)
Comprehensive (loss) income attributable to shareholders	$ (10,843,104)	$ (1,411,195)	$ 132,790